2. Summary of Significant Accounting Policies (Details Narrative)	9 Months Ended
Dec. 31, 2018 USD ($)
Accounting Policies [Abstract]
Net operating loss carryforwards	$ (3,442,996)
Deferred tax benefit	$ 723,029